FLORENCE ROYALTY OBLIGATION - Schedule of florence royalty obligation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Florence Royalty Obligation [Abstract]
Florence Royalty Obligation as at January 1,	$ 84,383	$ 0
Proceeds from Florence royalty obligation	0	67,695
Deferred financing fees	0	(1,086)
Accretion	34,178	12,993
Foreign exchange translation	(4,648)	4,781
Florence Royalty Obligation as at December 31,	113,913	84,383
Less current portion:	6,314	0
Long-term portion of Florence Royalty Obligation as at December 31,	$ 107,599	$ 84,383